Schedule of investments

Delaware Floating Rate Fund October 31, 2019 (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds – 6.10%
Banking - 0.41%
Royal Bank of Scotland Group 8.625%µy	500,000	$540,000
		540,000
Basic Industry - 0.88%
Chemours
6.625% 5/15/23	500,000	499,215
7.00% 5/15/25	125,000	120,937
Joseph T Ryerson & Son 144A 11.00% 5/15/22 #	500,000	531,250
		1,151,402
Capital Goods - 0.20%
New Enterprise Stone & Lime 144A 10.125% 4/1/22 #	250,000	260,000
		260,000
Communications - 0.89%
Altice Luxembourg 144A 7.625% 2/15/25 #	250,000	258,750
Clear Channel Worldwide Holdings 144A 9.25% 2/15/24 #	424,000	467,195
Zayo Group 6.375% 5/15/25	426,000	439,525
		1,165,470
Consumer Cyclical - 0.21%
Scientific Games International 10.00% 12/1/22	272,000	280,500
		280,500
Consumer Non-Cyclical - 0.85%
Hadrian Merger 144A 8.50% 5/1/26 #	300,000	295,875
Tenet Healthcare 8.125% 4/1/22	750,000	814,687
		1,110,562
Energy - 1.80%
Chesapeake Energy 8.00% 1/15/25	500,000	332,500
Crestwood Midstream Partners 6.25% 4/1/23	250,000	255,550
Genesis Energy
6.00% 5/15/23	250,000	243,750
6.75% 8/1/22	500,000	504,375
Murphy Oil 6.875% 8/15/24	250,000	264,960
Oasis Petroleum 6.875% 3/15/22	355,000	316,837
Southwestern Energy 7.75% 10/1/27	500,000	432,500
		2,350,472
Insurance - 0.86%
Acrisure 144A 7.00% 11/15/25 #	500,000	460,000
GTCR AP Finance 144A 8.00% 5/15/27 #	500,000	512,500
HUB International 144A 7.00% 5/1/26 #	150,000	154,875
		1,127,375
Total Corporate Bonds (cost $8,108,913)		7,985,781

NQ-215 [10/19] 12/19 (1029413) 1

Schedule of investments

Delaware Floating Rate Fund (Unaudited)

	Principal amount°	Value (US $)
Loan Agreements – 93.69%
Acrisure Tranche B 1st Lien 6.354% (LIBOR03M + 4.25%)
11/22/23 •	1,744,209	$1,718,773
ADT Tranche B 1st Lien 5.247% (LIBOR01M + 3.25%)
9/23/26 •	1,800,000	1,742,062
AI PLEX AcquiCo Tranche B 1st Lien 7.196% (LIBOR06M
+ 5.00%) 7/31/26 •	900,000	859,500
Air Medical Group Holdings Tranche B 1st Lien 5.096%
(LIBOR01M + 3.25%) 4/28/22 •	642,534	577,277
Altice France Tranche B13 1st Lien 5.921% (LIBOR01M +
4.00%) 8/14/26 •	1,482,513	1,463,981
Applied Systems 2nd Lien 9.104% (LIBOR03M + 7.00%)
9/19/25 •	2,044,945	2,076,897
Apro Tranche B 1st Lien
0.00% 10/28/26 • X	1,104,444	1,104,444
0.00% 10/28/26 • X	315,556	315,556
AssuredPartners Tranche B 1st Lien 5.286% (LIBOR01M +
3.50%) 10/22/24 •	1,217,070	1,198,814
Atotech Alpha 3 Tranche B1 1st Lien 5.104% (LIBOR03M
+ 3.00%) 1/31/24 •	881,525	866,540
Ball Metalpack Finco Tranche B 2nd Lien 10.874%
(LIBOR03M + 8.75%) 7/31/26 •	293,000	263,700
Bausch Health Americas Tranche B 1st Lien 4.921%
(LIBOR01M + 3.00%) 6/1/25 •	815,617	819,468
Berry Global Tranche U 1st Lien 4.439% (LIBOR01M +
2.50%) 7/1/26 •	1,097,250	1,102,599
Blackstone CQP Holdco Tranche B 1st Lien 5.656%
(LIBOR03M + 3.50%) 9/30/24 •	897,750	895,880
Blue Ribbon 1st Lien 6.266% (LIBOR03M + 4.00%)
11/13/21 •	1,499,667	1,299,712
Boxer Parent Tranche B 1st Lien 6.036% (LIBOR01M +
4.25%) 10/2/25 •	1,787,744	1,668,347
Builders FirstSource 1st Lien 4.786% (LIBOR01M +
3.00%) 2/29/24 •	160,207	160,968
Calpine Construction Finance 1st Lien 4.286% (LIBOR01M
+ 2.50%) 1/15/25	152,898	153,256
Calpine Tranche B9 1st Lien 4.86% (LIBOR03M + 2.75%)
4/1/26 •	997,500	999,474
Camelot Finance Tranche B 1st Lien 0.00% 10/31/26 • X	1,260,000	1,264,200
CenturyLink Tranche B 1st Lien 4.536% (LIBOR01M +
2.75%) 1/31/25 •	808,598	802,701
Change Healthcare Holdings Tranche B 1st Lien 4.286%
(LIBOR01M + 2.50%) 3/1/24 •	1,206,805	1,201,431
Chuck E. Cheese Entertainment Tranche B 1st Lien
8.286% (LIBOR01M + 6.50%) 8/30/26 •	1,500,000	1,441,875

2 NQ-215 [10/19] 12/19 (1029413)

(Unaudited)

	Principal amount°	Value (US $)
Loan Agreements (continued)
Clear Channel Outdoor Holdings Tranche B 1st Lien
5.286% (LIBOR01M + 3.50%) 8/21/26	900,000	$903,000
Core & Main Tranche B 1st Lien 4.808% (LIBOR01M +
2.75%) 8/1/24 •	1,182,510	1,158,859
Crestwood Holdings Tranche B 1st Lien 9.43%
(LIBOR01M + 7.50%) 3/5/23 •	1,184,766	1,128,489
CSC Holdings 1st Lien 4.171% (LIBOR01M + 2.25%)
7/17/25 •	1,406,715	1,401,879
Cumulus Media New Holdings Tranche B 1st Lien 5.536%
(LIBOR01M + 3.75%) 3/26/26 •	1,500,000	1,510,079
Curie Merger 1st Lien 0.00% 10/29/26 • X	500,000	500,000
Datto 1st Lien 6.036% (LIBOR01M + 4.25%) 4/2/26 •	1,496,250	1,508,096
DaVita Tranche B 1st Lien 4.036% (LIBOR01M + 2.25%)
8/12/26 •	1,500,000	1,506,282
Deerfield Dakota Holding 1st Lien 5.786% (LIBOR01M +
4.00%) 2/13/25 •	660,017	657,542
Delek US Holdings Tranche B 1st Lien 0.00% 3/30/25 • X	500,000	494,375
Diamond Sports Group Tranche B 1st Lien 5.08%
(LIBOR01M + 3.25%) 8/24/26 •	2,225,000	2,237,516
Digicel International Finance Tranche B 1st Lien 5.34%
(LIBOR03M + 3.25%) 5/27/24 •	1,701,910	1,453,715
Drive Chassis Holdco 2nd Lien 10.26% (LIBOR03M +
8.25%) 4/10/26 •	1,110,000	1,032,300
DTZ US Borrower Tranche B 1st Lien 5.036% (LIBOR01M
+ 3.25%) 8/21/25 •	1,361,250	1,366,985
Dun & Bradstreet Tranche B 1st Lien 6.804% (LIBOR01M
+ 5.00%) 2/8/26 •	1,250,000	1,254,883
Edgewater Generation Tranche B 1st Lien 5.536%
(LIBOR01M + 3.75%) 12/13/25 •	1,958,583	1,882,688
Ensemble RCM 1st Lien 6.003% (LIBOR03M + 3.75%)
8/1/26 •	2,280,000	2,283,705
Extended Stay Hospitality Tranche B 1st Lien 3.786%
(LIBOR01M + 2.00%) 9/18/26 •	538,953	540,343
Frontier Communications Tranche B1 1st Lien 5.54%
(LIBOR01M + 3.75%) 6/15/24 •	1,705,731	1,702,178
Garda World Security Tranche B 1st Lien
0.00% 10/24/26 • X	950,000	945,844
Gardner Denver Tranche B1 1st Lien 4.536% (LIBOR01M
+ 2.75%) 7/30/24 •	381,327	382,757
Gates Global Tranche B2 1st Lien 4.536% (LIBOR01M +
2.75%) 3/31/24 •	934,698	917,674
Gentiva Health Services Tranche B 1st Lien 5.563%
(LIBOR01M + 3.75%) 7/2/25 •	2,146,436	2,152,472
GFL Environmental Tranche B 1st Lien 4.786%
(LIBOR01M + 3.00%) 5/30/25 •	997,475	995,854

NQ-215 [10/19] 12/19 (1029413) 3

Schedule of investments

Delaware Floating Rate Fund (Unaudited)

	Principal amount°	Value (US $)
Loan Agreements (continued)
GIP III Stetson I Tranche B 1st Lien 6.128% (LIBOR01M +
4.25%) 7/18/25 •	1,286,161	$1,189,699
Gray Television Tranche C 1st Lien 4.511% (LIBOR01M +
2.50%) 1/2/26 •	987,513	991,216
HD Supply Tranche B5 1st Lien 3.536% (LIBOR01M +
1.75%) 10/17/23 •	1,317,909	1,324,910
Heartland Dental 1st Lien 5.536% (LIBOR01M + 3.75%)
4/17/25 •	1,790,933	1,743,174
Hercules Merger 1st Lien 0.00% 10/16/26 X	1,500,000	1,508,671
Howden Tranche B 1st Lien 7.354% (LIBOR03M + 5.25%)
9/30/26 •	1,250,000	1,185,938
Hoya Midco Tranche B 1st Lien 5.286% (LIBOR01M +
3.50%) 6/30/24 •	1,549,098	1,508,434
HUB International Tranche B 1st Lien 4.94% (LIBOR03M +
3.00%) 4/25/25 •	1,377,513	1,350,608
iHeartCommunications 1st Lien 6.032% (LIBOR01M +
4.00%) 5/1/26 •	1,044,694	1,049,482
Inmarsat Tranche B 1st Lien 0.00% 9/23/26 • X	1,540,000	1,521,135
Jazz Acquisition 2nd Lien 10.10% (LIBOR03M + 8.00%)
6/19/27 •	720,000	714,600
JBS USA LUX Tranche B 1st Lien 4.286% (LIBOR01M +
2.50%) 5/1/26 •	1,592,000	1,599,581
Kar Auction Services Tranche B6 1st Lien 4.125%
(LIBOR01M + 2.25%) 9/21/26 •	875,000	879,557
Kestrel Bidco 1st Lien 0.00% 10/8/26 • X	1,750,000	1,760,624
Kronos 2nd Lien 10.503% (LIBOR03M + 8.25%) 11/1/24 •	887,000	896,979
Kronos Tranche B 1st Lien 5.253% (LIBOR03M + 3.00%)
11/1/23 •	959,602	958,502
LCPR Loan Financing Tranche B 1st Lien 6.828%
(LIBOR03M + 5.00%) 10/22/26 •	1,556,000	1,570,100
Mauser Packaging Solutions Holding Tranche B 1st Lien
5.234% (LIBOR03M + 3.25%) 4/3/24 •	538,045	524,538
Merrill Communications Tranche B 1st Lien 7.089%
(LIBOR03M + 5.00%) 9/26/26 •	921,000	919,849
Midcontinent Communications Tranche B 1st Lien 4.164%
(LIBOR01M + 2.25%) 8/15/26 •	450,000	453,094
Neiman Marcus Group 1st Lien 7.99% (LIBOR01M +
6.00%) 10/25/23 •	411,374	304,288
NFP Tranche B 1st Lien 4.786% (LIBOR01M + 3.00%)
1/8/24 •	1,492,889	1,451,834
ON Semiconductor Tranche B4 1st Lien 3.786%
(LIBOR01M + 2.00%) 9/19/26 •	1,725,000	1,734,938
Panther BF Aggregator 2 Tranche B 1st Lien 5.30%
(LIBOR01M + 3.50%) 4/30/26 •	1,175,000	1,160,298

4 NQ-215 [10/19] 12/19 (1029413)

(Unaudited)

	Principal amount°	Value (US $)
Loan Agreements (continued)
Perstorp Holding Tranche B 1st Lien 6.854% (LIBOR03M +
4.75%) 2/26/26 •	1,247,730	$1,185,343
Pregis TopCo Tranche B 1st Lien 5.786% (LIBOR01M +
4.00%) 8/1/26 •	1,090,000	1,076,375
Radiate Holdco Tranche B 1st Lien 4.786% (LIBOR01M +
3.00%) 2/1/24 •	1,209,000	1,196,816
Russell Investments US Institutional Holdco Tranche B 1st
Lien 5.036% (LIBOR01M + 3.25%) 6/1/23 •	885,562	861,578
Sable International Finance Tranche B4 1st Lien 5.036%
(LIBOR01M + 3.25%) 1/31/26 •	992,747	996,883
Scientific Games International Tranche B5 1st Lien 4.536%
(LIBOR01M + 2.75%) 8/14/24 •	486,338	481,231
SFR Tranche B11 1st Lien 4.536% (LIBOR01M + 2.75%)
7/31/25 •	1,428,176	1,385,331
Sinclair Television Group Tranche B1 1st Lien 4.04%
(LIBOR01M + 2.25%) 1/3/24 •	583,500	583,682
Sprint Communications Tranche B 1st Lien
4.313% (LIBOR01M + 2.50%) 2/3/24 •	3,009,339	2,980,473
4.813% (LIBOR01M + 3.00%) 2/3/24 •	992,500	989,183
SS&C European Holdings Tranche B4 1st Lien 4.036%
(LIBOR01M + 2.25%) 4/16/25 •	85,818	86,066
SS&C Technologies Tranche B3 1st Lien 4.036%
(LIBOR01M + 2.25%) 4/16/25 •	131,466	131,846
SS&C Technologies Tranche B5 1st Lien 4.036%
(LIBOR01M + 2.25%) 4/16/25 •	585,021	587,134
Summit Midstream Partners Holdings Tranche B 1st Lien
7.786% (LIBOR01M + 6.00%) 5/21/22 •	1,671,855	1,629,362
Surgery Center Holdings 1st Lien 5.04% (LIBOR01M +
3.25%) 8/31/24 •	1,515,728	1,468,361
Tecta America 1st Lien 6.286% (LIBOR01M + 4.50%)
11/21/25 •	1,821,238	1,775,707
Titan Acquisition Tranche B 1st Lien 4.786% (LIBOR01M +
3.00%) 3/28/25 •	1,814,915	1,721,900
TransDigm Tranche F 1st Lien 4.286% (LIBOR01M +
2.50%) 6/9/23 •	983,619	980,237
Trident TPI Holdings 1st Lien 5.036% (LIBOR01M +
3.25%) 10/5/24 •	1,336,999	1,262,351
Tronox Finance Tranche B 1st Lien 4.66% (LIBOR03M +
2.75%) 9/22/24 •	470,797	467,193
UGI Energy Services Tranche B 1st Lien 5.536%
(LIBOR01M + 3.75%) 8/13/26 •	1,795,500	1,804,478
Ultimate Software Group 1st Lien 5.536% (LIBOR01M +
3.75%) 5/3/26 •	1,933,237	1,939,680
United Rentals North America Tranche B 1st Lien 3.536%
(LIBOR01M + 1.75%) 10/31/25 •	1,262,250	1,269,088

NQ-215 [10/19] 12/19 (1029413) 5

Schedule of investments

Delaware Floating Rate Fund (Unaudited)

	Principal amount°	Value (US $)
Loan Agreements (continued)
US Foods Tranche B 1st Lien 3.786% (LIBOR01M +
2.00%) 9/13/26 •	1,500,000	$1,506,563
USI Tranche B 1st Lien 5.104% (LIBOR03M + 3.00%)
5/16/24 •	1,731,677	1,683,244
USS Ultimate Holdings 2nd Lien 9.95% (LIBOR06M +
7.75%) 8/25/25 •	750,000	737,500
USS Ultimate Holdings Tranche B 1st Lien 5.95%
(LIBOR03M + 3.75%) 8/25/24 •	199,491	197,496
Vantage Specialty Chemicals 2nd Lien 10.337%
(LIBOR02M + 8.25%) 10/26/25 •	890,000	809,900
Vantage Specialty Chemicals Tranche B 1st Lien 5.427%
(LIBOR03M + 3.50%) 10/28/24 •	536,074	491,177
Verscend Holding Tranche B 1st Lien 6.286% (LIBOR01M
+ 4.50%) 8/27/25 •	1,241,328	1,244,735
Vistra Operations Tranche B3 1st Lien 3.828% (LIBOR01M
+ 2.00%) 12/31/25 •	1,927,345	1,936,380
VVC Holding Tranche B 1st Lien 6.681% (LIBOR03M +
4.50%) 2/11/26 •	2,069,600	2,056,653
Wand NewCo 3 Tranche B 1st Lien 5.286% (LIBOR01M +
3.50%) 2/5/26 •	1,163,085	1,169,627
Zayo Group Tranche B2 1st Lien 4.036% (LIBOR01M +
2.25%) 1/19/24 •	1,225,000	1,228,293
ZelisRedCard Tranche B 1st Lien 6.536% (LIBOR01M +
4.75%) 9/30/26 •	500,000	496,250
Total Loan Agreements (cost $123,719,475)		122,635,135

Total Value of Securities – 99.79%
(cost $131,828,388)		130,620,916
Receivables and Other Assets Net of Liabilities – 0.21%		280,514
Net Assets Applicable to 15,955,150 Shares Outstanding – 100.00%		$130,901,430

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
   At Oct. 31, 2019, the aggregate value of Rule 144A securities was $2,940,445, which represents
   2.25% of the Fund’s net assets.

° Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

µ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at Oct. 31, 2019.
   Rate will reset at a future date.
y No contractual maturity date.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at
   Oct. 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M,
   LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference

6 NQ-215 [10/19] 12/19 (1029413)

(Unaudited)

   rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

X This loan will settle after Oct. 31, 2019, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.

Unfunded Loan Commitments

The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitments were outstanding at Oct. 31, 2019:

	Principal			Unrealized Appreciation
Borrower	Amount	Cost	Value	(Depreciation)
Heartland Dental
Tranche DD 1st Lien
3.75%
(LIBOR03M + 3.75%)
4/30/25	$40,283	$40,283	$39,208	$(1,075)

Summary of Abbreviations:
ICE – Intercontinental Exchange
LIBOR – London Interbank Offered Rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR02M – ICE LIBOR USD 2 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
USD – US Dollar

NQ-215 [10/19] 12/19 (1029413) 7